Schedule of Major Related Parties and their Relationships (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Mr Chan Ming Dave [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Founder, ultimate shareholder	Founder, ultimate shareholder
Ms Yam Fung Yee Carrie [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Founder’s family member	Founder’s family member
Exceptional Engineering Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Shareholder who owned 61.72% and 57.50% of the equity interest of the Company as of September 30, 2024 and 2025, respectively	Shareholder who owned 61.72% and 57.50% of the equity interest of the Company as of September 30, 2024 and 2025, respectively